Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Summary of Trade and Other Receivables

Trade and other receivables comprised the following at September 30, 2023 and September 30, 2022:

(in USD)	September 30, 2023	September 30, 2022
Income tax receivable	460,738	—
Other taxation and social security receivable	123,214	115,056
Prepayments	396,190	30,425
Other receivables	281,558	49,707
	1,261,700	195,188